Long-Term Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	May 31, 2019	Dec. 31, 2018	Aug. 31, 2017	May 31, 2016	Oct. 31, 2015	Nov. 16, 2012
Debt Instrument [Line Items]
Outstanding Principal, excluding current maturities			$ 3,049,174
Outstanding Principal	$ 3,294,174		3,057,274
Unamortized Premium (Discount)	14,577		20,286
Unamortized Deferred Financing Costs	(27,038)		(32,365)
Net Carrying Amount	2,820,293		3,037,095
Net Carrying Amount	8,100		8,100
Net Carrying Amount	3,281,713		3,045,195
Total Long-Term Debt
Debt Instrument [Line Items]
Outstanding Principal, excluding current maturities	2,831,775
Unamortized Premium (Discount)	13,835
Unamortized Deferred Financing Costs	(25,317)
Net Carrying Amount	2,820,293
Total Current Debt
Debt Instrument [Line Items]
Outstanding Principal, including current maturities	462,399
Unamortized Premium (Discount)	742
Unamortized Deferred Financing Costs	(1,721)
Net Carrying Amount	$ 461,420
Senior Notes
Debt Instrument [Line Items]
Debt instrument interest rate (percentage)	7.625%
Senior Notes | 8.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Debt instrument interest rate (percentage)	8.875%					8.875%
Outstanding Principal, excluding current maturities	$ 270,000		270,000
Unamortized Premium (Discount)	(1,645)		(2,122)
Unamortized Deferred Financing Costs	(451)		(602)
Net Carrying Amount	$ 267,904		267,276
Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Debt instrument interest rate (percentage)	7.875%				7.875%
Outstanding Principal, excluding current maturities	$ 900,000		900,000
Unamortized Premium (Discount)	15,480		20,178
Unamortized Deferred Financing Costs	(9,532)		(12,799)
Net Carrying Amount	$ 905,948		907,379
Senior Notes | 7.625% Senior Notes Due 2023
Debt Instrument [Line Items]
Debt instrument interest rate (percentage)	7.625%			7.625%
Outstanding Principal, excluding current maturities	$ 400,000		400,000
Unamortized Premium (Discount)	0		0
Unamortized Deferred Financing Costs	(3,081)		(3,922)
Net Carrying Amount	$ 396,919		396,078
Senior Notes | 8.500% Senior Secured Notes Due 2024
Debt Instrument [Line Items]
Debt instrument interest rate (percentage)	8.50%	8.50%
Outstanding Principal, excluding current maturities	$ 225,000
Unamortized Premium (Discount)	0
Unamortized Deferred Financing Costs	(4,431)
Net Carrying Amount	$ 220,569
Senior Notes | 8.75% Senior Notes due 2020
Debt Instrument [Line Items]
Debt instrument interest rate (percentage)	8.75%						8.75%
Outstanding Principal, excluding current maturities			679,299
Outstanding Principal, including current maturities	$ 454,299
Unamortized Premium (Discount)	742		2,230
Unamortized Deferred Financing Costs	(1,721)		(5,380)
Net Carrying Amount			676,149
Net Carrying Amount	453,320
Term Loan
Debt Instrument [Line Items]
Outstanding Principal, excluding current maturities			799,875
Unamortized Premium (Discount)			0
Unamortized Deferred Financing Costs			(9,662)
Net Carrying Amount			790,213
Term Loan | Term Loan
Debt Instrument [Line Items]
Outstanding Principal, excluding current maturities	791,775
Outstanding Principal, including current maturities	8,100		8,100
Unamortized Premium (Discount)	0
Unamortized Deferred Financing Costs	(7,822)
Net Carrying Amount	783,953
Net Carrying Amount	8,100		8,100
Senior Notes | Senior Secured Revolving Credit Facilities
Debt Instrument [Line Items]
Outstanding Principal, excluding current maturities	245,000
Net Carrying Amount	245,000
Revolving Credit Facility
Debt Instrument [Line Items]
Deferred financing costs, net	$ 1,100		$ 2,100